INTANGIBLE ASSETS - Summary of Cash-generating Units with Significant Goodwill (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information for cash-generating units [line items]
Goodwill	£ 6,946		£ 7,610	£ 8,389
Brands with an indefinite useful life	395		409
WPP Media
Disclosure of information for cash-generating units [line items]
Goodwill	3,308		3,200
Brands with an indefinite useful life	0		0
VML
Disclosure of information for cash-generating units [line items]
Goodwill	1,873		1,905
Brands with an indefinite useful life	0		0
Ogilvy
Disclosure of information for cash-generating units [line items]
Goodwill	617	£ 834	795
Brands with an indefinite useful life	206		212
Burson
Disclosure of information for cash-generating units [line items]
Goodwill	718		746
Brands with an indefinite useful life	106		111
Hill & Knowlton
Disclosure of information for cash-generating units [line items]
Goodwill	0		0
Brands with an indefinite useful life	32		33
AKQA
Disclosure of information for cash-generating units [line items]
Goodwill	87		435
Brands with an indefinite useful life	0		0
Landor
Disclosure of information for cash-generating units [line items]
Goodwill	70		89
Brands with an indefinite useful life	51		53
Other
Disclosure of information for cash-generating units [line items]
Goodwill	273		440
Brands with an indefinite useful life	£ 0		£ 0
Grey
Disclosure of information for cash-generating units [line items]
Goodwill		£ 156